Summary of Significant Accounting Policies - Reverse Stock Splits, Cash, A/R, Inventory (Details) $ in Thousands			12 Months Ended
	Sep. 23, 2024	Dec. 23, 2022	Dec. 31, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Reverse stock split ratio	0.017	0.02
Cash and cash equivalents			$ 4,459	$ 743		$ 3,855
Restricted cash			100	100		100
Total cash, cash equivalents, and restricted cash in the consolidated statement of cash flows			4,559	$ 843	$ 1,549	3,955	$ 22,815
Allowance for excess and slow moving inventory			$ 1,000			$ 1,000
Minimum [Member]
Payment period for accounts receivable			30 days
Maximum [Member]
Payment period for accounts receivable			90 days